Cash and Investments (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Investments
Schedule of cash and investments and portfolio investments, net of derivative obligations

Presented in the table below are holding company cash and investments and portfolio investments, net of derivative obligations, all of which are classified at FVTPL except for investments in associates and other invested assets.

	December 31,	December 31,
	2023	2022
		Restated
Holding company
Cash and cash equivalents	406.8	552.1
Short term investments	192.9	126.6
Bonds	344.3	243.2
Preferred stocks	12.2	11.1
Common stocks(1)	103.5	75.4
Derivatives (note 7)	524.2	232.8
	1,583.9	1,241.2
Assets pledged for derivative obligations:
Cash equivalents	2.5	40.6
Short term investments	127.8	64.0
Bonds	67.4	—
	197.7	104.6

Holding company cash and investments as presented on the consolidated balance sheet	1,781.6	1,345.8
Derivative obligations (note 7)	(32.5)	(19.4)
	1,749.1	1,326.4
Portfolio investments
Cash and cash equivalents(2)(4)	5,157.2	6,203.3
Short term investments(4)	2,008.4	3,164.9
Bonds(4)	36,850.8	28,578.5
Preferred stocks	2,447.4	2,338.0
Common stocks(1)(4)	6,903.4	5,124.3
Investments in associates (note 6)(4)	6,607.6	6,093.1
Derivatives (note 7)	448.3	235.0
Other invested assets(3)(4)	577.0	593.5
	61,000.1	52,330.6
Assets pledged for derivative obligations:
Bonds	139.3	51.3

Fairfax India cash, portfolio investments and associates:
Cash and cash equivalents(2)	197.2	184.8
Short term investments	—	49.7
Bonds	39.2	128.2
Common stocks	616.6	237.5
Investments in associates (note 6)	1,429.7	1,342.6
	2,282.7	1,942.8

Portfolio investments as presented on the consolidated balance sheet	63,422.1	54,324.7
Derivative obligations (note 7)	(412.4)	(171.6)
	63,009.7	54,153.1
Total cash and investments, net of derivative obligations	64,758.8	55,479.5
(1)	Includes aggregate investments in limited partnerships with a carrying value at December 31, 2023 of $2,171.8 (December 31, 2022 – $1,982.5).
(2)	Includes aggregate restricted cash and cash equivalents at December 31, 2023 of $642.3 (December 31, 2022 - $861.2). See note 25.
(3)	Comprised primarily of investment property.
(4)	Included in the table above are the following portfolio investments held by Gulf Insurance to support its insurance operations. Gulf Insurance was consolidated on December 26, 2023 as described in note 21.

	December 31,	December 31,
	2023	2022
Gulf Insurance portfolio investments
Cash and cash equivalents	459.9	—
Short term investments	376.0	—
Bonds	1,136.3	—
Common stocks	216.2	—
Investments in associates (note 6)	151.8	—
Other invested assets	32.4	—
	2,372.6	—

Schedule of pledged assets, by nature of pledge requirement

The table that follows summarizes assets pledged to third parties by the nature of the pledge requirement (excluding assets pledged in favour of Lloyd’s (note 20), for derivative obligations and for certain intercompany reinsurance arrangements). Pledged assets primarily consist of cash and cash equivalents, short term investments and bonds within portfolio investments on the consolidated balance sheet.

	December 31,	December 31,
	2023	2022
Regulatory deposits	6,701.0	5,724.2
Security for reinsurance and other	1,854.9	1,611.0
	8,555.9	7,335.2

Schedule of fixed income maturity

	December 31, 2023		December 31, 2022
	Amortized	Fair	Amortized	Fair
	cost(1)	value(1)	cost(1)	value(1)
Due in 1 year or less(2)	7,780.5	7,545.6	8,506.5	8,192.5
Due after 1 year through 3 years(2)	9,352.1	9,420.5	16,077.6	15,686.2
Due after 3 years through 5 years	5,738.7	5,861.1	4,205.8	4,116.6
Due after 5 years through 10 years(3)	13,645.1	14,047.3	318.8	291.1
Due after 10 years	577.9	566.5	859.9	714.8
	37,094.3	37,441.0	29,968.6	29,001.2
Effective interest rate(4)		5.3%		3.6%
(1)	Includes bonds held by the holding company and Fairfax India.
(2)	Includes the company’s investments in first mortgage loans at December 31, 2023 of $4,685.4 (December 31, 2022 - $2,500.7) secured by real estate predominantly in the U.S., Europe and Canada.
(3)	Includes U.S. treasury bonds at December 31, 2023 of $11,868.0 with maturities between 5 to 7 years.
(4)	The effective interest rate is the rate that discounts estimated future cash payments or receipts through the expected life of the fixed income investment to its gross carrying amount at initial recognition. The effective interest rate does not reflect changes in market interest rates that affect the fair value of the fixed income investment over time.

Schedule of fair value hierarchy of assets and liabilities

The company’s use of quoted market prices (Level 1), valuation models with significant observable market information as inputs (Level 2) and valuation models with significant unobservable information as inputs (Level 3) in the valuation of securities and derivative contracts by type of issuer was as follows:

	December 31, 2023				December 31, 2022
		Significant				Significant
		other	Significant			other	Significant
	Quoted	observable	unobservable	Total fair	Quoted	observable	unobservable	Total fair
	prices	inputs	inputs	value asset	prices	inputs	inputs	value asset
	(Level 1)	(Level 2)	(Level 3)	(liability)	(Level 1)	(Level 2)	(Level 3)	(liability)

Cash and cash equivalents(1)	5,763.7	—	—	5,763.7	6,980.8	—	—	6,980.8

Short term investments:
Canadian government and provincials	553.3	—	—	553.3	129.9	—	—	129.9
U.S. treasury	794.1	—	—	794.1	1,574.5	—	—	1,574.5
Other government	31.3	339.0	—	370.3	164.3	1,238.5	—	1,402.8
Corporate and other	—	611.4	—	611.4	—	298.0	—	298.0
	1,378.7	950.4	—	2,329.1	1,868.7	1,536.5	—	3,405.2
Bonds:
Canadian government and provincials	—	2,715.1	—	2,715.1	—	2,207.6	—	2,207.6
U.S. treasury	—	16,273.5	—	16,273.5	—	14,378.8	—	14,378.8
U.S. states and municipalities	—	184.5	—	184.5	—	262.7	—	262.7
Other government	—	4,903.0	39.3	4,942.3	—	2,700.2	—	2,700.2
Corporate and other(2)	—	7,567.9	5,757.7	13,325.6	—	5,986.6	3,465.3	9,451.9
	—	31,644.0	5,797.0	37,441.0	—	25,535.9	3,465.3	29,001.2
Preferred stocks:
Canadian	15.5	3.5	8.8	27.8	10.4	9.2	13.2	32.8
U.S.	—	—	343.3	343.3	—	—	233.6	233.6
Other(3)	12.0	286.6	1,789.9	2,088.5	13.2	269.2	1,800.3	2,082.7
	27.5	290.1	2,142.0	2,459.6	23.6	278.4	2,047.1	2,349.1
Common stocks:
Canadian	838.3	216.0	288.2	1,342.5	624.3	192.3	427.8	1,244.4
U.S.	988.0	27.4	1,258.7	2,274.1	691.0	26.1	1,087.2	1,804.3
Other	2,023.4	501.9	1,481.6	4,006.9	1,097.8	254.1	1,036.6	2,388.5
	3,849.7	745.3	3,028.5	7,623.5	2,413.1	472.5	2,551.6	5,437.2

Derivatives and other invested assets	—	869.5	680.0	1,549.5	—	341.8	719.5	1,061.3

Derivative obligations (note 7)	—	(257.4)	(187.5)	(444.9)	—	(151.8)	(39.2)	(191.0)

Holding company cash and investments and portfolio investments measured at fair value	11,019.6	34,241.9	11,460.0	56,721.5	11,286.2	28,013.3	8,744.3	48,043.8

	19.4%	60.4%	20.2%	100.0%	23.5%	58.3%	18.2%	100.0%

Investments in associates (note 6)(4)	3,592.3	83.2	6,532.3	10,207.8	4,693.8	95.3	4,463.2	9,252.3
(1)	Includes restricted cash and cash equivalents of $642.3 at December 31, 2023 (December 31, 2022 – $861.2). See note 25.
(2)	Included in Level 3 are the company’s investments in first mortgage loans at December 31, 2023 of $4,685.4(December 31, 2022 – $2,500.7) secured by real estate predominantly in the U.S., Europe and Canada.
(3)	Primarily comprised of the company’s investment in compulsory convertible preferred shares of Go Digit Infoworks Services Limited (“Digit”). The company also holds a 49.0% equity interest in Digit as described in note 6.
(4)	The fair value of investments in associates is presented separately as such investments are measured using the equity method of accounting. Also included is the fair value of Resolute Forest Products which was held for sale at December 31, 2022 and subsequently sold on March 1, 2023 as described in note 6.

Summary of changes in Level 3 financial assets measured at fair value on a recurring basis

	2023
	Private	Private				Derivatives
	placement	company	Limited	Private		and other
	debt	preferred	partnerships	equity	Common	invested
	securities	shares	and other(1)	funds(1)	shares	assets	Total
Balance - January 1	3,465.3	2,047.1	1,824.2	97.5	629.9	680.3	8,744.3
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	63.7	(2.4)	(69.7)	(7.6)	12.3	(135.4)	(139.1)
Purchases(2)(3)	3,451.7	134.5	384.2	—	289.7	137.7	4,397.8
Acquisitions of insurance subsidiaries (note 21)	109.6	—	—	0.9	34.9	32.7	178.1
Sales and distributions(2)	(1,262.5)	(2.9)	(146.1)	(19.7)	(10.2)	(214.2)	(1,655.6)
Transfer out of category	—	(36.7)	—	—	(3.0)	—	(39.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	12.5	2.4	5.6	1.7	3.9	(8.6)	17.5
Deconsolidation of non-insurance subsidiary	(43.3)	—	—	—	—	—	(43.3)
Balance - December 31	5,797.0	2,142.0	1,998.2	72.8	957.5	492.5	11,460.0

	2022
	Private	Private				Derivatives
	placement	company	Limited	Private		and other
	debt	preferred	partnerships	equity	Common	invested
	securities	shares	and other(1)	funds(1)	shares	assets	Total
Balance - January 1	2,795.8	2,101.8	1,789.1	107.7	507.0	1,041.8	8,343.2
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(378.8)	(247.4)	143.0	(1.4)	61.9	(95.8)	(518.5)
Purchases (2)	1,456.0	286.4	113.1	—	102.7	67.4	2,025.6
Sales and distributions (2)	(382.4)	(88.1)	(207.0)	(4.2)	(14.3)	(303.8)	(999.8)
Transfer out of category	—	—	—	—	(2.7)	—	(2.7)
Unrealized foreign currency translation losses on foreign subsidiaries included in other comprehensive income (loss)	(25.3)	(5.6)	(14.0)	(4.6)	(24.7)	(29.3)	(103.5)
Balance - December 31	3,465.3	2,047.1	1,824.2	97.5	629.9	680.3	8,744.3
(1)	Included in common stocks in the fair value hierarchy table presented on the previous page and in holding company cash and investments or common stocks on the consolidated balance sheets.
(2)	Private placement debt securities include net purchases of first mortgage loans of $2,261.5 (2022 – $870.2).
(3)	Private placement debt securities include the Amynta Group promissory note as described in note 21.

Summary of valuation techniques and unobservable inputs used to estimate fair value of assets

The table below presents the valuation techniques and unobservable inputs used to estimate fair values for the company’s significant Level 3 financial assets at December 31, 2023:

						Effect on fair
						value if input
	Carrying			Input range used		value is
Asset class	value	Valuation technique	Significant unobservable input	Low	High	increased(a)
Bonds(b):
Private placement debt securities(1)	903.6	Discounted cash flow	Credit spread	1.8%	9.9%	Decrease
Mortgage loans(2)	4,685.4	Market approach	Recent transaction price	N/A	N/A	Increase
		Discounted cash flow	Credit spread	2.9%	10.5%	Decrease
Other	208.0	Various	Various	N/A	N/A	N/A
	5,797.0

Preferred stocks(c):
Private company preferred shares(3)	1,787.8	Discounted cash flow	Discount rate	12.0%	12.0%	Decrease
			Long term growth rate	6.3%	6.3%	Increase
Private placement preferred shares	290.2	Discounted cash flow	Credit spread	5.5%	6.1%	Decrease
Other	64.0	Various	Various	N/A	N/A	N/A
	2,142.0

Common stocks(d):
Limited partnerships and other(4)	1,998.2	Net asset value	Net asset value	N/A	N/A	Increase
Private equity funds(4)	402.0	Net asset value	Net asset value	N/A	N/A	Increase
Other	628.3	Various	Various	N/A	N/A	N/A
	3,028.5

Derivatives and other invested assets(e):
Investment property(5)	302.7	Income capitalization	Terminal capitalization rate	6.3%	9.0%	Decrease
			Discount rate	8.0%	10.3%	Decrease
			Market rent growth rate	2.5%	3.0%	Increase
	83.0	Sales comparison	Price per acre (Cdn$ thousands)	43.5	160.0	Increase
Other	106.8	Various	Various	N/A	N/A	N/A
	492.5

Total	11,460.0
(a)	Decreasing the input value would have the opposite effect on the estimated fair value.
(b)	Included in holding company cash and investments or bonds on the consolidated balance sheet.
(c)	Included in holding company cash and investments or preferred stocks on the consolidated balance sheet.
(d)	Included in holding company cash and investments or common stocks on the consolidated balance sheet.
(e)	Included in holding company cash and investments or derivatives and other invested assets, net of derivative obligations, on the consolidated balance sheet.
(1)	At December 31, 2023 these private placement debt securities were valued using industry accepted discounted cash flow models that incorporated unobservable credit spreads of the issuers, and consisted of 10 investments, the largest being $148.9 (software and services) (December 31, 2022 - 10 investments, the largest being $285.0 (software and services)). By increasing (decreasing) the credit spreads applied at December 31, 2023 by 100 basis points, the fair value of this asset class would collectively decrease by $22.2 (increase by $21.4).
(2)	At December 31, 2023 these mortgage loans consisted of 102 investments, the largest being $235.0 (December 31, 2022 – 50 investments, the largest being $250.0). By increasing (decreasing) the credit spreads applied at December 31, 2023 by 200 basis points, the fair value of this asset class would collectively decrease by $112.5 (increase by $60.1).
(3)	These private company preferred shares relate to the company’s investment in Digit compulsory convertible preferred shares which were valued using an industry accepted discounted cash flow model that incorporated an unobservable discount rate and long term growth rate. By increasing (decreasing) the discount rate applied at December 31, 2023 by 1.0%, the fair value of the preferred shares would decrease by $319.1 (increase by $457.5); by increasing (decreasing) the long term growth rate applied at December 31, 2023 by 0.5%, the fair value of the preferred shares would increase by $122.0 (decrease by $119.5). The company also holds a 49.0% equity accounted interest in Digit as described in note 6.
(4)	Limited partnerships and other, and certain private equity funds, are investment funds managed by third party fund managers and general partners that invest in a diverse range of industries and geographies. These investment funds were valued primarily using net asset value statements provided by those third party fund managers and general partners. The fair values in those statements are determined using quoted prices of the underlying assets, and to a lesser extent, observable inputs where available and unobservable inputs, in conjunction with industry accepted valuation models, where required. In some instances, such investments are classified as Level 3 if they require at least three months’ notice to liquidate or redeem. At December 31, 2023 limited partnerships and other consisted of 42 investments, the three largest being $315.0 (industrials), $242.5 (primarily industrials and consumer discretionary) and $235.3 (oil and gas extraction) (December 31, 2022 - 45 investments, the three largest being $374.8 (oil and gas extraction), $189.5 (industrials) and $176.1 (industrials)). By increasing (decreasing) net asset values at December 31, 2023 by 10%, the fair value of limited partnerships and other would collectively increase (decrease) by $199.8.
(5)	These investment property were primarily valued by third party appraisers using an industry accepted income capitalization approach that incorporated unobservable capitalization rates, discount rates and market rent growth rates. Certain investment property were valued using an industry accepted direct sales comparison approach that incorporated recent non-public sale prices per acre for comparable properties in similar locations.

Schedule of investment income

An analysis of investment income for the years ended December 31 follows:

Interest and dividends and share of profit of associates

	2023	2022
		Restated
Interest income:
Cash and short term investments	279.4	101.5
Bonds	1,624.9	753.1
Derivatives and other invested assets	(63.2)	18.9
	1,841.1	873.5
Dividends:
Preferred stocks	44.7	39.7
Common stocks	89.1	100.7
	133.8	140.4
Investment expenses	(78.7)	(52.1)
Interest and dividends	1,896.2	961.8

Share of profit of associates (note 6)	1,022.2	1,022.4

Schedule of gains (losses) on investment

Net gains (losses) on investments

	2023			2022
				Restated
		Net change in	Net gains		Net change in	Net gains
	Net realized	unrealized	(losses) on	Net realized	unrealized	(losses) on
	gains (losses)	gains (losses)	investments	gains (losses)	gains (losses)	investments
Common stocks(1)	43.9	420.5	464.4	364.5	(607.2)	(242.7)
Bonds and preferred stocks - convertible	(0.2)	77.3	77.1	11.6	(253.0)	(241.4)
Other equity derivatives(2)(3)(4)	144.0	213.2	357.2	331.7	(140.9)	190.8
Disposition of non-insurance associates(5)	322.0	—	322.0	45.1	—	45.1
Other	(3.1)	—	(3.1)	4.4	—	4.4
Long equity exposures and financial effects	506.6	711.0	1,217.6	757.3	(1,001.1)	(243.8)
Bonds	(587.6)	1,141.9	554.3	(183.6)	(1,064.9)	(1,248.5)
U.S. treasury bond forward contracts	172.3	(12.5)	159.8	163.0	(0.6)	162.4
Total bonds	(415.3)	1,129.4	714.1	(20.6)	(1,065.5)	(1,086.1)
Foreign currency(6)	(222.5)	103.7	(118.8)	266.5	(410.1)	(143.6)
Other	1.6	135.0	136.6	(85.4)	(14.3)	(99.7)
Net gains (losses) on investments	(129.6)	2,079.1	1,949.5	917.8	(2,491.0)	(1,573.2)
(1)	On August 31, 2022 Stelco repurchased 5.1 million of its outstanding common shares under its substantial issuer bid which resulted in the loss of a certain right held by another investor and the company’s ownership interest in Stelco increasing to 20.5%. Accordingly, the company commenced applying the equity method of accounting to its interest in Stelco at that date, resulting in unrealized gains of $151.9 being reclassified to realized with a net impact of nil in the consolidated statement of earnings, as described in note 6.
(2)	Other equity derivatives include long equity total return swaps, equity warrants and options and the Asset Value Loan Notes (“AVLNs”) entered with RiverStone Barbados as described in note 7. Net change in unrealized gains (losses) in 2023 included $320.6 in unrealized gains (2022 - $100.6) on the company’s investment in long equity total return swaps on Fairfax subordinate voting shares, with the fair value of $516.9 at December 31, 2023 (December 31, 2022 - $196.3) recorded in holding company cash and investments, as described in note 7.
(3)	Amounts recorded in net realized gains (losses) include net gains (losses) on total return swaps where the counterparties are generally required to cash-settle monthly or quarterly the market value movement since the previous reset date notwithstanding that the total return swap positions remain open subsequent to the cash settlement. Net realized gains (losses) in 2023 included $304.2 in realized gains (2022 - $154.8) on the company’s investment in long equity total return swaps on Fairfax subordinate voting shares, which represented cash-settlement amounts recorded in holding company cash and investments.
(4)	On April 6, 2022 the company acquired 25.0 million Atlas common shares by exercising its Atlas equity warrants with a strike price of $8.05 per share for aggregate cash consideration of $201.3 and recognized a net loss on investment of $37.2 (realized gains of $58.6, of which $95.8 was recorded as unrealized gains in prior years) on derecognition of the equity warrants as described in note 6.
(5)	During 2023 Fairfax India sold a 7.1% equity interest of IIFL Finance for gross proceeds of $177.3 (14.7 billion Indian rupees), which decreased its equity interest to 15.1% and resulted in realized gains of $88.6. Accordingly, the company discontinued recording its residual investment in IIFL Finance under the equity method of accounting, commenced classifying it at FVTPL and recorded a realized remeasurement gain of $204.2 in the consolidated statement of earnings, as described in note 6.
(6)	Foreign currency net losses were primarily related to underwriting activities during 2023, partially offset by foreign currency net gains on investing activities. Foreign currency net gains on investment activities during 2023 primarily related to the strengthening of the Brazilian real, Canadian dollar and British pound relative to the U.S. dollar on Brazilian real, Canadian dollar and British pound denominated investments. Foreign currency net losses on investing activities during 2022 primarily related to the strengthening of the U.S. dollar relative to the company’s investments denominated in the Indian rupee, Canadian dollar, Egyptian pound, Sri Lankan rupee and British pound, partially offset by foreign currency net gains on U.S. dollar denominated investments held by subsidiaries with a Canadian dollar or British pound functional currency as the U.S. dollar strengthened relative to those currencies.